UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21927

MSS SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Address of Principal Executive Offices)(Zip Code)

Gregory B. Getts

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700, Columbus, OH 43215

Registrant’s Telephone Number, including Area Code: (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: May 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2024 (Unaudited)

TOWPATH FOCUS FUND

TOWFX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Towpath Focus Fund - TOWFX for the period December 1, 2023 to May 31, 2024, as well as certain changes to the fund. You can find additional information about the fund at https://www.oelschlagerinvestments.com. You can also request this information by contacting us at 1-877-593-8637.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Towpath Focus Fund	$55.00	0.55%

Performance graph

TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2024

	ONE YEAR	ANNUALIZED SINCE INCEPTION*	CUMULATIVE SINCE INCEPTION*	VALUE
Towpath Focus Fund	24.80%	13.34%	73.86%	$ 17,385
Russell 3000 Index	27.58%	12.89%	70.80%	$ 17,080
Lipper Multi-Cap Core Average	22.45%	10.83%	57.51%	$ 15,751

Hypothetical Cumulative Performance Comparison of $10,000 Investment Since Inception

* Inception December 31, 2019.

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-593-8637.

Fund statistics

NET ASSETS:

$35.2 MILLION*

_________________________

PORTFOLIO HOLDINGS:

39

_________________________

PORTFOLIO TURNOVER:

2.93%

________________________

ADVISORY FEES PAID BY FUND:

$113,956

top ten holdings

1.	Fidelity Institutional Money Market - Treasury Portfolio - Class III	15.03%
2.	Alphabet, Inc. Class A	8.73%
3.	McKesson Corp.	5.43%
4.	Shell PLC ADR	4.59%
5.	The Bank of New York Mellon Corp.	4.53%
6.	Cencora, Inc.	3.92%
7.	Novartis AG ADR	3.46%
8.	Prestige Consumer Healthcare, Inc.	3.18%
9.	Valero Energy Corp.	3.14%
10.	The Charles Schwab Corp.	3.11%
	Total % of Net Assets	55.12%

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by investment type or industry sector of the underlying securities as of May 31, 2024, represented as a percentage of the portfolio of investments. Below categories are from Morningstar®.

How has the fund changed

As of March 31, 2024, the Towpath Focus Fund changed its custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Towpath Focus Fund documents not be householded, please contact Towpath Focus Fund at 1-877-593-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Towpath Focus Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.oelschlagerinvestments.com or contact us at 1-877-593-8637.

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2024 (Unaudited)

TOWPATH TECHNOLOGY FUND

TOWTX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Towpath Technology Fund - TOWTX for the period December 1, 2023 to May 31, 2024, as well as certain changes to the fund. You can find additional information about the fund at https://www.oelschlagerinvestments.com. You can also request this information by contacting us at 1-877-593-8637.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Towpath Technology Fund	$55.00	0.55%

Performance graph

TOTAL RETURNS FOR THE PERIOD ENDED MAY 31, 2024

	ONE YEAR	ANNUALIZED SINCE INCEPTION*	CUMULATIVE SINCE INCEPTION*	VALUE
Towpath Technology Fund	15.90%	8.76%	33.19%	$ 13,319
S&P 500 Equal Weight Information Technology Index	26.09%	10.86%	42.21%	$ 14,221
Morningstar Technology Category Average	25.20%	1.91%	6.68%	$ 10,668

Hypothetical Cumulative Performance Comparison of $10,000 Investment Since Inception

* Inception December 31, 2019.

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-877-593-8637.

Fund statistics

NET ASSETS:

$5.3 MILLION*

_________________________

PORTFOLIO HOLDINGS:

38

_________________________

PORTFOLIO TURNOVER:

7.96%

________________________

ADVISORY FEES PAID BY FUND:

$17,425

top ten holdings

1.	Fidelity Institutional Money Market - Treasury Portfolio - Class III	18.36%
2.	Alphabet, Inc. Class A	8.79%
3.	Meta Platforms, Inc. Class A	5.18%
4.	Apple, Inc.	4.16%
5.	KLA Corp.	3.71%
6.	Check Point Software Technologies Ltd. (Israel)	3.48%
7.	NetApp, Inc.	3.19%
8.	Ituran Location & Control Ltd. (Israel)	3.17%
9.	Cisco Systems, Inc.	2.97%
10.	CGI, Inc. Class A (Canada)	2.61%
	Total % of Net Assets	55.62%

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by investment type or industry of the underlying securities as of May 31, 2024, represented as a percentage of the portfolio of investments. Below categories are from Morningstar®.

How has the fund changed

As of March 31, 2024, the Towpath Technology Fund changed its custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Fund.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Towpath Technology Fund documents not be householded, please contact Towpath Technology Fund at 1-877-593-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Towpath Technology Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.oelschlagerinvestments.com or contact us at 1-877-593-8637.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – Schedule filed with Item 1.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

TOWPATH FOCUS FUND

Ticker: TOWFX

Institutional Share Class

TOWPATH TECHNOLOGY FUND

Ticker: TOWTX

Institutional Share Class

www.oelschlagerinvestments.com

SEMI-ANNUAL REPORT

MAY 31, 2024 (Unaudited)

Towpath Focus Fund

Schedule of Investments
May 31, 2024 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 84.73%

Apparel & Other Finished Products of Fabrics & Similar Material - 1.15%
5,900	Carter's, Inc.	$ 403,560

Beverages - 1.45%
8,100	Coca Cola Co.	509,733

Biological Products (No Diagnostic Substances) - 3.87%
2,920	Amgen, Inc.	893,082
7,300	Gilead Sciences, Inc.	469,171
		1,362,253
Computer & Office Equipment - 2.20%
21,220	HP, Inc.	774,530

Crude Petroleum & Natural Gas - 4.59%
22,200	Shell PLC ADR	1,615,716

Footwear (No Rubber) - 1.04%
8,200	Steven Madden Ltd.	364,490

Leather & Leather Products - 1.87%
15,100	Tapestry, Inc.	656,699

Metal Mining - 2.47%
7,400	BHP Group Ltd. ADR	440,522
6,100	Rio Tinto Group PLC ADR	427,610
		868,132
Miscellaneous Electrical Machinery, Equipment & Supplies - 1.09%
13,410	Energizer Holdings, Inc.	383,794

Motor Vehicle Parts & Accessories - 2.47%
24,820	Gentex Corp.	868,700

National Commercial Banks - 2.93%
25,770	Bank of America Corp.	1,030,542

Petroleum Refining - 3.14%
7,030	Valero Energy Corp.	1,104,694

Pharmaceutical Preparations - 13.21%
13,540	Bristol Myers Squibb Co.	556,359
23,464	GSK PLC ADR	1,050,483
22,580	Haleon PLC ADR	190,575
2,900	Johnson & Johnson	425,343
11,800	Novartis AG ADR	1,216,934
17,366	Prestige Consumer Healthcare, Inc. *	1,116,808
1,800	Sanofi SA ADR	88,254

		4,644,756
Retail-Apparel & Accessory Stores - 0.96%
50,121	Torrid Holdings, Inc. *	336,312

Retail-Catalog & Mail-Order Houses - 1.07%
2,140	Amazon.com, Inc. *	377,582

Retail-Family Clothing Stores - 1.75%
4,400	Ross Stores, Inc.	614,944

Retail-Furniture Stores - 0.30%
3,700	Haverty Furniture Cos., Inc.	105,117

Retail-Grocery Stores - 2.17%
14,600	The Kroger Co.	764,602

Security Brokers, Dealers & Flotation Companies - 3.11%
14,940	The Charles Schwab Corp.	1,094,803

Services-Business Services - 2.18%
14,140	Ebay, Inc.	766,671

Services-Computer Programming, Data Processing, Etc. - 8.73%
17,800	Alphabet, Inc. Class A *	3,070,500

Services-Medical Laboratories - 1.78%
4,400	Quest Diagnostics, Inc.	624,668

Services-Prepackaged Software - 2.52%
400	Adobe, Inc. *	177,904
4,700	Check Point Software Technologies Ltd. (Israel) *	707,350
		885,254
Ship & Boat Building & Repairing - 1.30%
1,800	Huntington Ingalls Industries, Inc.	455,580

State Commercial Banks - 4.53%
26,730	Bank of New York Mellon Corp.	1,593,375

Surgical & Medical Instruments & Apparatus - 0.88%
5,203	Solventum Corp. *	308,746

Transportation Services - 2.62%
244	Booking Holdings, Inc.	921,429

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 9.35%
6,090	Cencora, Inc.	1,379,811
3,350	McKesson Corp.	1,908,127
		3,287,938

TOTAL COMMON STOCKS (Cost - $21,123,195) - 84.73%		29,795,120

MONEY MARKET FUND - 15.03%
5,284,429	Fidelity Institutional Money Market - Treasury Portfolio - Class III, 4.91% **	5,284,429
TOTAL MONEY MARKET FUND (Cost - $5,284,429) - 15.03%		5,284,429

	Total Investments (Cost - $26,407,624) - 99.76%	35,079,549

	Other Assets Less Liabilities - 0.24%	83,904

Net Assets - 100.00%	$ 35,163,453

* Non-Income Producing Security.
** Variable Rate Security: the Yield Rate shown represents the rate at May 31, 2024.
ADR - American Depositary Receipt
PLC- Public Limited Company
AG - Aktiengesellschaft, a German term for a public limited company.
SA - Société Anonyme, a French term for a public limited company.
The accompanying notes are an integral part of these financial statements.

Towpath Technology Fund

Schedule of Investments
May 31, 2024 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 81.06%

Biological Products (No Diagnostic Substances) - 1.86%
440	Biogen, Inc. *	$ 98,974

Computer & Office Equipment - 3.63%
3,000	HP, Inc.	109,500
500	International Business Machine Corp.	83,425
		192,925
Computer Communications Equipment - 2.97%
3,400	Cisco Systems, Inc.	158,100

Computer Peripheral Equipment - 1.23%
1,100	Fortinet, Inc. *	65,252

Computer Storage Devices - 3.19%
1,410	NetApp, Inc.	169,806

Electronic Computers - 4.16%
1,150	Apple, Inc.	221,087

Optical Instruments & Lenses - 3.71%
260	KLA Corp.	197,478

Retail-Catalog & Mail-Order Houses - 1.16%
350	Amazon.com, Inc. *	61,754

Semiconductors & Related Devices - 2.56%
4,984	Photronics, Inc. *	136,312

Services-Business Services - 7.36%
395	Accenture PLC Class A (Ireland)	111,505
700	Alibaba Group Holding Ltd. ADR	54,838
1,450	eBay, Inc.	78,619
3,700	International Money Express, Inc. *	77,182
1,100	PayPal Holdings, Inc. *	69,289
		391,433
Services-Computer Integrated Systems Design - 0.06%
100	Open Text Corp. (Canada)	2,925

Services-Computer Processing & Data Preparation - 1.08%
3,700	DXC Technology Co. *	57,535

Services-Computer Programming, Data Processing, Etc. - 16.58%
2,710	Alphabet, Inc. Class A *	467,475
540	Baidu, Inc. ADR *	52,488
590	Meta Platforms, Inc. Class A	275,430
1,400	Zoom Video Communications, Inc. Class A *	85,876
		881,269
Services-Computer Programming Services - 3.40%
1,520	Cognizant Technology Solutions Corp. Class A	100,548
460	VeriSign, Inc. *	80,187
		180,735
Services-Management Consulting Services - 5.47%
650	Booz Allen Hamilton Holding Corp. Class A	98,937
1,400	CGI, Inc. Class A (Canada) *	138,600
2,393	The Hackett Group, Inc.	53,388
		290,925
Services-Prepackaged Software - 14.29%
170	Adobe, Inc. *	75,609
1,230	Check Point Software Technologies Ltd. (Israel) *	185,115
1,100	DocuSign, Inc. *	60,214
5,600	DropBox, Inc. Class A *	126,168
310	Microsoft Corp.	128,690
2,100	Progress Software Corp.	106,365
330	Salesforce, Inc.	77,365
		759,526
Ship & Boat Building & Repairing - 1.95%
410	Huntington Ingalls Industries, Inc.	103,771

Telephone Communications (No Radiotelephone) - 1.47%
1,900	Verizon Communications, Inc.	78,185

Wholesale-Electronic Parts & Equipment - 4.93%
710	Arrow Electronics, Inc. *	93,230
6,091	Ituran Location & Control Ltd. (Israel)	168,660
		261,890

TOTAL COMMON STOCKS (Cost - $3,498,900) - 81.06%		4,309,882

MONEY MARKET FUND - 18.36%
976,303	Fidelity Institutional Money Market - Treasury Portfolio - Class III, 4.91% **	976,303
TOTAL MONEY MARKET FUND (Cost - $976,303) - 18.36%		976,303

	Total Investments (Cost - $4,475,203) - 99.42%	5,286,185

	Other Assets Less Liabilities - 0.58%	30,850

	Net Assets - 100.00%	$ 5,317,035

* Non-Income Producing Security.
** Variable Rate Security: the Yield Rate shown represents the rate at May 31, 2024.
ADR - American Depositary Receipt
PLC- Public Limited Company
The accompanying notes are an integral part of these financial statements.

Towpath Funds

Statements of Assets and Liabilities
May 31, 2024 (Unaudited)
	Towpath	Towpath
	Focus	Technology
Assets:	Fund	Fund
Investments in Securities at Value (Cost $26,407,624, and $4,475,203)	$ 35,079,549	$ 5,286,185
Cash	46,986	45,986
Receivables:
Dividends	85,729	6,341
Due from Advisor, Net	-	1,206
Prepaid Expenses	4,807	4,724
Total Assets	35,217,071	5,344,442
Liabilities:
Payables:
Securities Purchased	-	10,792
Advisory Fees	36,834	-
Administrator Fees	254	254
Chief Compliance Officer Fees	255	254
Transfer Agent & Fund Accounting Fees	2,628	1,221
Trustee Fees	789	789
Other Accrued Expenses	12,858	14,097
Total Liabilities	53,618	27,407
Net Assets	$ 35,163,453	$ 5,317,035

Net Assets Consist of:
Paid In Capital	$ 26,084,191	$ 4,396,035
Distributable Earnings	9,079,262	921,000
Net Assets	$ 35,163,453	$ 5,317,035

Institutional Class
Net Assets	$ 35,163,453	$ 5,317,035
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	2,312,549	405,985
Net asset value and offering price per share	$ 15.21	$ 13.10

The accompanying notes are an integral part of these financial statements.

Towpath Funds

Statements of Operations
For the six months ended May 31, 2024 (Unaudited)
	Towpath	Towpath
	Focus	Technology
	Fund	Fund
Investment Income:
Dividends (a)	$ 426,647	$ 43,467
Total Investment Income	426,647	43,467

Expenses:
Advisory Fees (see Note 3)	113,956	17,425
Transfer Agent & Fund Accounting Fees (see Note 3)	16,116	8,031
Audit Fees	8,131	9,424
Registration Fees	5,132	1,862
Legal Fees	4,266	6,819
Custody Fees	3,600	3,660
Other Fees	2,406	789
Administrative Fees (see Note 3)	1,529	1,529
Chief Compliance Officer Fees (see Note 3)	1,528	1,528
Trustee Fees	1,204	1,204
Dividend Expenses	677	-
Printing & Mailing Fees	623	653
Total Expenses	159,168	52,924
Recoupment Fees	20,583	-
Fees Waived and/or Expenses Reimbursed by the Adviser	-	(25,542)
Net Expenses	179,751	27,382

Net Investment Income	246,896	16,085

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	193,258	97,651
Net Change in Unrealized Appreciation on Investments	3,590,747	187,765
Net Realized and Unrealized Gain on Investments	3,784,005	285,416

Net Increase in Net Assets Resulting from Operations	$ 4,030,901	$ 301,501

(a) Net of foreign withholding taxes of $8,857 and $832.
The accompanying notes are an integral part of these financial statements.

Towpath Focus Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	5/31/2024	11/30/2023
Increase in Net Assets From Operations:
Net Investment Income	$ 246,896	$ 448,645
Net Realized Gain on Investments	193,258	428,993
Net Change in Unrealized Appreciation on Investments	3,590,747	135,191
Net Increase in Net Assets Resulting from Operations	4,030,901	1,012,829

Distributions to Shareholders
Net Investment Income	(489,902)	(318,324)
Realized Gains	(368,434)	(243,706)
Total Distributions Paid to Shareholders	(858,336)	(562,030)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	2,132,351	3,832,283
Proceeds from Reinvestment of Distributions:
Institutional Class	669,915	436,694
Cost of Shares Redeemed:
Institutional Class	(457,855)	(2,865,536)
Net Increase in Net Assets from Capital Share Transactions	2,344,411	1,403,441

Net Increase in Net Assets	5,516,976	1,854,240

Net Assets:
Beginning of Period/Year	29,646,477	27,792,237

End of Period/Year	$ 35,163,453	$ 29,646,477

Share Activity:
Institutional Class
Shares Sold	145,972	291,080
Shares Reinvested	47,749	34,224
Shares Redeemed	(31,628)	(223,189)
Net Increase in Shares of Beneficial Interest Outstanding	162,093	102,115

The accompanying notes are an integral part of these financial statements.

Towpath Technology Fund

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	5/31/2024	11/30/2023
Increase in Net Assets From Operations:
Net Investment Income	$ 16,085	$ 11,842
Net Realized Gain on Investments	97,651	71,691
Net Change in Unrealized Appreciation on Investments	187,765	532,511
Net Increase in Net Assets Resulting from Operations	301,501	616,044

Distributions to Shareholders
Net Investment Income	(12,969)	-
Realized Gains	(6,655)	(18,800)
Total Distributions Paid to Shareholders	(19,624)	(18,800)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	614,689	326,545
Proceeds from Reinvestment of Distributions:
Institutional Class	16,362	15,393
Cost of Shares Redeemed:
Institutional Class	(31,436)	(36,130)
Net Increase in Net Assets from Capital Share Transactions	599,615	305,808

Net Increase in Net Assets	881,492	903,052

Net Assets:
Beginning of Period/Year	4,435,543	3,532,491

End of Period/Year	$ 5,317,035	$ 4,435,543

Share Activity:
Institutional Class
Shares Sold	47,089	29,395
Shares Reinvested	1,274	1,564
Shares Redeemed	(2,464)	(3,357)
Net Increase in Shares of Beneficial Interest Outstanding	45,899	27,602

The accompanying notes are an integral part of these financial statements.

Towpath Focus Fund - Institutional Class

Financial Highlights
Selected data for a share outstanding throughout the period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended						Period Ended	*
	5/31/2024		11/30/2023		11/30/2022		11/30/2021		11/30/2020

Net Asset Value, at Beginning of Period/Year	$ 13.79		$ 13.57		$ 13.44		$ 11.12		$ 10.00

Income From Investment Operations:
Net Investment Income **	0.11		0.21		0.14		0.09		0.11
Net Gain on Investments (Realized and Unrealized)	1.70		0.27		0.75		2.56		1.01
Total from Investment Operations	1.81		0.48		0.89		2.65		1.12

Distributions:
Net Investment Income	(0.20)		(0.13)		(0.08)		(0.09)		-
Net Realized Gains	(0.19)		(0.13)		(0.68)		(0.24)		-
Total from Distributions	(0.39)		(0.26)		(0.76)		(0.33)		-

Net Asset Value, at End of Period/Year	$ 15.21		$ 13.79		$ 13.57		$ 13.44		$ 11.12

Total Return ***	13.40%	(a)	3.72%		6.76%		24.51%		11.20%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 35,163		$ 29,646		$ 27,792		$ 21,865		$ 13,419
Before Waiver or Recoupment
Ratio of Expenses to Average Net Assets	0.98%	(b)	1.01%		1.10%		1.22%		1.73%	(b)
Ratio of Net Investment Income to Average Net Assets	1.64%	(b)	1.67%		1.08%		0.57%		0.57%	(b)
After Waiver or Recoupment
Ratio of Expenses to Average Net Assets	1.10%	(b)(c)	1.10%	(c)	1.10%	(c)	1.10%	(c)	1.10%	(b)(c)
Ratio of Net Investment Income to Average Net Assets	1.52%	(b)(c)	1.58%	(c)	1.08%	(c)	0.69%	(c)	1.21%	(b)(c)
Portfolio Turnover	2.93%	(a)	12.33%		10.86%		25.29%		32.09%	(a)

(a) Not annualized.
(b) Annualized.
(c) The contractual fee and expense waiver is reflected in both the net expense and net investment income ratios (see Note 3).
* For the period December 31, 2019 (commencement of investment operations) through November 30, 2020.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had the adviser not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

Towpath Technology Fund - Institutional Class

Financial Highlights
Selected data for a share outstanding throughout the period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended				Period Ended	*
	5/31/2024		11/30/2023		11/30/2022		11/30/2021

Net Asset Value, at Beginning of Period/Year	$ 12.32		$ 10.62		$ 11.40		$ 10.00

Income/(Loss) From Investment Operations:
Net Investment Income/(Loss) **	0.04		0.03		(0.01)		(0.01)
Net Gain/(Loss) on Investments (Realized and Unrealized)	0.79		1.73		(0.69)		1.41
Total from Investment Operations	0.83		1.76		(0.70)		1.40

Distributions:
Net Investment Income	(0.03)		-		(0.02)		-
Net Realized Gains	(0.02)		(0.06)		(0.06)		-
Total from Distributions	(0.05)		(0.06)		(0.08)		-

Net Asset Value, at End of Period/Year	$ 13.10		$ 12.32		$ 10.62		$ 11.40

Total Return ***	6.78%	(a)	16.67%		(6.22)%		14.00%	(a)

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 5,317		$ 4,436		$ 3,532		$ 3,157
Before Waiver
Ratio of Expenses to Average Net Assets	2.12%	(b)	2.42%		2.46%		3.21%	(b)
Ratio of Net Investment Loss to Average Net Assets	(0.38)%	(b)	(1.02)%		(1.47)%		(2.17)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	1.10%	(b)(c)	1.10%	(c)	1.10%	(c)	1.10%	(b)(c)
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.65%	(b)(c)	0.30%	(c)	(0.11)%	(c)	(0.05)%	(b)(c)
Portfolio Turnover	7.96%	(a)	14.83%		13.08%		13.45%	(a)

(a) Not annualized.
(b) Annualized.
(c) The contractual fee and expense waiver is reflected in both the net expense and net investment income ratios (see Note 3).
* For the period December 31, 2020 (commencement of investment operations) through November 30, 2021.
** Per share net investment income has been determined on the basis of average shares outstanding during the period.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns would have been lower had the adviser not reimbursed expenses/waived fees during the period.

The accompanying notes are an integral part of these financial statements.

TOWPATH FUNDS

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2024 (UNAUDITED)

NOTE 1.  ORGANIZATION

The Towpath Focus Fund (the "Focus Fund") is a non-diversified series of the MSS Series Trust (the "Trust") and commenced operations on December 31, 2019. The Towpath Technology Fund (the “Technology Fund”) is a non-diversified series of the Trust and commenced operations on December 31, 2020. Each Fund’s investment objective is to provide long-term capital appreciation. The Trust is an open-end investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), established under the laws of Ohio by an Agreement and Declaration of Trust dated June 20, 2006 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees (the "Board" or "Trustees") to authorize and issue an unlimited number of shares, without par value, of beneficial interest of each separate series. There are currently four separate series offered by the Trust. The investment adviser to the Focus Fund and the Technology Fund is Oelschlager Investments, LLC (the "Adviser" or "Oelschlager").

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The following is a summary of significant accounting policies used in preparing the financial statements. The Trust follows the accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") under Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

SECURITY VALUATIONS:

Processes and Structure

The Board has adopted guidelines for valuing securities including circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for fair value pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser ("Fair Value Pricing"), subject to oversight by the Board. The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available. Fair Value Pricing is not permitted when market quotations are readily available.

Fair Value Measurements

GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

In December 2020, the Securities and Exchange Commission (“SEC”) adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. The Funds were required to comply with Rule 2a-5 by September 8, 2022 and as a result, the Board of the Trust has approved valuation procedures for the Trust (the “Valuation Procedures”), which are used for determining the fair value of any Fund investments for which a market quotation is not readily available. The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 and in conjunction with FASB’s Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820”).

The Board has designated the Adviser as the valuation designee of the Funds. As valuation designee, the Adviser performs the fair value determination relating to any and all investments of each Fund, subject to the conditions and oversight requirements described in the Valuation Procedures. In furtherance of its duties as valuation designee, the Adviser has formed a valuation committee (the “Valuation Committee”), to perform fair value determinations and oversee the day-to-day functions related to the fair valuation of each Fund’s investments. The Valuation Committee may consult with representatives from the Trust’s outside legal counsel or other third-party consultants in their discussions and deliberations.

Equity securities (common stocks and ADR’s). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market fund. Money market funds are valued at net asset value.  These securities will be categorized in Level 1 of the fair value hierarchy.

A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis are as follows.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about each Fund’s investments measured at fair value as of May 31, 2024, by major security type:

Towpath Focus Fund	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of May 31, 2024 (Total)
Assets
Common Stocks	$ 29,795,120	$ -	$ -	$ 29,795,120
Money Market Fund	5,284,429	-	-	5,284,429
Total	$ 35,079,549	$ -	$ -	$ 35,079,549

Towpath Technology Fund	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of May 31, 2024 (Total)
Assets
Common Stocks	$ 4,309,882	$ -	$ -	$ 4,309,882
Money Market Fund	976,303	-	-	976,303
Total	$ 5,286,185	$ -	$ -	$ 5,286,185

The Funds did not hold any Level 3 securities during the period presented. For a further breakdown of each investment by industry type, please refer to each Fund’s Schedule of Investments.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period. Dividend income and distributions to shareholders are recognized on the ex-dividend date. Non-cash dividend income is recorded at fair market value of the securities received. Interest income is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020-2022) or expected to be taken in the Funds’ 2023 tax return. The Funds identify their major tax jurisdiction as U.S. federal and the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended May 31, 2024, the Funds did not incur any interest or penalties.

SHARE VALUATION: The Funds’ Net Asset Value (“NAV”) are calculated once daily at the close of regular trading hours on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern Time) on each day the NYSE is open. The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Funds, and subtracting from that total all liabilities, including accrued expenses. The total net assets are divided by the total number of shares outstanding for the Funds to determine the NAV of each share class.

DISTRIBUTIONS TO SHAREHOLDERS: The Funds typically distribute substantially all of their net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and capital gains at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Funds.

EXPENSES: Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents: The Funds maintain their cash in an account at a custodian bank which, at times, may exceed federally insured limits. The Funds have not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on its cash deposits.

NOTE 3.  RELATED PARTY TRANSACTIONS AND OTHER AGREEMENTS

INVESTMENT ADVISER: Oelschlager Investments, LLC, serves as the Funds’ investment adviser. Pursuant to a management agreement, each Fund pays Oelschlager an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.70% of each Fund's average daily net assets. Advisory Fees paid by each Fund are disclosed in the Statements of Operations.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2025, to ensure that the total annual operating expenses of the Funds, after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 1.10% of the average daily net assets of each Fund. These fee waivers and expense reimbursements are subject to possible recoupment from each Fund within three years after the waiver or reimbursement occurs, if such recoupment is approved by the Board. The Funds may only make a repayment to the Adviser if such repayment does not cause the applicable Fund’s expenses to exceed both 1) the expense cap in place of the time the expenses were waived, and 2) the Fund’s current expense cap. This agreement may be terminated only by the Board, on 60 days written notice to the Adviser. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and boost its performance. During the six months ended May 31, 2024, for the Focus Fund, the Adviser recouped $20,583 in advisory fees and expenses. During the six months ended May 31, 2024 for the Technology Fund, the Adviser waived $25,542 in advisory fees and expenses.

Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Adviser, as of the date such fees were waived, for the Focus Fund through November 30, 2025, are as follows:

Recoverable Through	Amount Recoverable
November 30, 2024	$23,736
November 30, 2025	$838

Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Adviser, as of the date such fees were waived, for the Technology Fund through November 30, 2026, are as follows:

Recoverable Through	Amount Recoverable
November 30, 2024	$53,123
November 30, 2025	$45,800
November 30, 2026	$51,435

TRANSFER AGENT: An interested Trustee, Gregory B. Getts, is the owner/president of Mutual Shareholder Services, LLC ("MSS"), the Funds’ transfer agent and fund accountant. MSS receives an annual fee from the Funds of $11.50 per shareholder or an annual minimum for transfer agency services. For its services as fund accountant, MSS receives an annual fee from the Funds based on the average net assets of each Fund. Transfer Agent and Fund Accounting Fees are disclosed in the Statements of Operations.

ADMINISTRATOR AND CCO: The Trust, on behalf of the Funds, also entered into Administration and Compliance Agreements with Empirical Administration, LLC ("Empirical") which provides for administration and compliance services to the Funds. Brandon M. Pokersnik is the owner/president of Empirical, and also an employee of MSS. Mr. Pokersnik serves as the Chief Compliance Officer and an officer of the Trust. For the services Empirical provides under the Administration and Compliance Agreements, Empirical receives a total monthly fee of $1,000 from the Funds. Administrative and Chief Compliance Officer Fees paid by the Funds are disclosed in the Statements of Operations.

UNDERWRITER: Ultimus Fund Distributors, LLC (the "Underwriter") (“Ultimus”) acts as the Funds' principal underwriter in a continuous offering of the Funds' shares. The Underwriter is compensated by the Adviser, not the Funds, for acting as principal underwriter. For the six months ended May 31, 2024, Ultimus was paid $12,376 for its services provided to the Focus Fund and the Technology Fund.

NOTE 4. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended May 31, 2024 for the Focus Fund and the Technology Fund, were as follows:

	Focus Fund	Technology Fund
Purchases	$ 1,024,146	$ 475,220
Sales	$ 820,666	$ 322,687

NOTE 5. FEDERAL INCOME TAX

For federal income tax purposes, the cost of investments owned as of November 30, 2023 is $24,553,879 and $3,889,039 for the Focus Fund and Technology Fund, respectively. As of November 30, 2023, the gross unrealized appreciation on a tax basis totaled $6,115,419 and the gross unrealized depreciation totaled $1,056,822 for a net unrealized appreciation of $5,058,597 for the Focus Fund. As of November 30, 2023, the gross unrealized appreciation on a tax basis totaled $755,645 and the gross unrealized depreciation totaled $198,446 for a net unrealized appreciation of $557,199 for the Technology Fund.

As of November 30, 2023, the difference between book and tax basis unrealized appreciation was attributed to the deferral of wash sales.

As of November 30, 2023 the components of distributable earnings on a tax basis for the Focus Fund were as follows:

Undistributed ordinary income	$482,394
Undistributed capital gain	365,706
Net unrealized appreciation	5,058,597
Total	$5,906,697

As of November 30, 2023 the components of distributable earnings on a tax basis for the Technology Fund were as follows:

Late year ordinary income	$9,258
Undistributed capital gain	71,693
Net unrealized appreciation	557,199
Total	$638,150

For the year ended November 30, 2023, there were ordinary income distributions of $318,324 and long-term capital gain distributions of $243,706 for the Focus Fund. For the year ended November 30, 2023, there were no ordinary income distributions and long-term capital gain distributions of $18,800 for the Technology Fund.

For the six months ended May 31, 2024, there were ordinary income distributions of $489,902 and long-term capital gain distributions of $368,434 for the Focus Fund. For the six months ended May 31, 2024, there were ordinary income distributions of $12,969 and long-term capital gain distributions of $6,655 for the Technology Fund.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2024, Mark & Tina Oelschlager held approximately 33% of the voting securities of the Focus Fund and may be deemed to control the Fund.

NOTE 7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 8. MARKET RISK

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, climate change or climate change related events, recessions and depressions, or other events could have a significant impact on the Funds and their investments and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

NOTE 9. SECTOR CONCENTRATION RISK

Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Technology Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

NOTE 10. SUBSEQUENT EVENTS

As of March 31, 2024, the Funds changed their custodian from U.S. Bank N.A. to Huntington National Bank to perform all custodian services for the Funds.

Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no other such events requiring accounting or disclosure.

TOWPATH FUNDS

ADDITIONAL INFORMATION

MAY 31, 2024 (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Funds at 877-593-8637 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.  The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Form N-PORT are available on the SEC’s website at www.sec.gov. You may also obtain copies by calling the Funds at 877-593-8637.

INVESTMENT ADVISER

Oelschlager Investments, LLC

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

LEGAL COUNSEL

Thompson Hine LLP

CUSTODIAN

Huntington National Bank

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

DISTRIBUTOR

Ultimus Fund Distributors, LLC

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Remuneration paid during the six-month period covered by this report was $2,700 for the Towpath Focus Fund and $2,700 for the Towpath Technology Fund.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The Fund’s Evaluation and Approval of Advisory Contract summary by fund appears in the Financial Statements filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 16.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.  Exhibits.

(a)(1) EX-99.CODE ETH.  Not applicable.

(a)(2) EX-99.CERT.  Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)       EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS SERIES TRUST

By /s/ Gregory B. Getts, President

     Gregory B. Getts

     President

Date: August 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory B. Getts, President

      Gregory B. Getts

      President

Date: August 7, 2024

By /s/Brandon M. Pokersnik

      Brandon M. Pokersnik

      Secretary

Date: August 7, 2024